Commitments and Contingencies - Summary of Future Minimum Commitments (Detail) - Sports Data License Agreement [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
2021	$ 35,414
2022	34,065
2023	34,754
2024	23,640
2025	2,394
Thereafter	6,969
Total	$ 137,236